CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 80,389	$ 73,605	$ 14,738
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,983	7,684	4,708
Amortization of loan fees	(1,678)	(1,315)	(365)
Unit-based compensation expense	4,360	4,279	1,086
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(12,439)	(12,319)	(11,630)
Accounts receivable	(4,294)	0	0
Prepaid expenses and other current assets	3,152	(117)	(296)
Accounts payable - affiliates	3,513	215	3,223
Accounts payable and accrued liabilities	7,920	3,488	(2,176)
Increase (Decrease) in Deferred Revenue	952	0	0
Other assets and liabilities	(1,002)	(19)	0
Net cash provided by operations	99,212	78,131	10,018
Cash flows from investing activities:
Plains Asset Purchase	(98,373)	0	0
Expenditures for property, plant and equipment	(22,978)	(3,503)	(47,805)
Purchases of marketable securities	(1,909,965)	(2,067,286)	(1,918,637)
Maturities of marketable securities	2,104,209	2,067,983	1,683,708
Net cash provided by (used in) investing activities	72,893	(2,806)	(282,734)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions	138,378	0	340,957
Offering costs for issuance of common units	0	0	(5,000)
Distribution to PBF LLC related to Offering	0	0	(328,664)
Distribution to PBF LLC related to Acquisitions	(175,000)	(112,500)	(270,000)
Distributions to unitholders	(67,534)	(49,524)	(14,916)
Distribution to parent	0	(1,036)	0
Contribution from parent	7,430	1,872	56,946
Proceeds from issuance of senior notes	0	350,000	0
Proceeds from term loan	0	0	300,000
Repayment of term loan	(194,536)	(700)	(65,100)
Proceeds from revolving credit facility	194,700	24,500	275,100
Repayment of revolving credit facility	(30,000)	(275,100)	0
Deferred financing costs	0	(8,324)	(2,517)
Net cash (used in) provided by financing activities	(126,562)	(70,812)	286,806
Net change in cash and cash equivalents	45,543	4,513	14,090
Cash and cash equivalents at beginning of year	18,678	14,165	75
Cash and cash equivalents at end of period	64,221	18,678	14,165
Supplemental disclosure of non-cash investing and financing activities:
Contribution of net assets from PBF LLC	15	3,256	32,575
Accrued capital expenditures	1,540	0	2,539
Cash paid for interest	$ 28,668	$ 17,017	$ 2,153